Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders, Basic	$ (47)	$ (42)	$ (91)	$ (54)
Net loss attributable to Venator Materials PLC ordinary shareholders, Diluted	$ (47)	$ (42)	$ (91)	$ (54)
Denominator:
Weighted average shares outstanding, basic (in shares)	107,300	106,700	107,200	106,700
Weighted average shares outstanding, diluted (in shares)	107,300	106,700	107,200	106,700
Potential dilutive impact of share-based awards (in shares)	200	0	300	0